Note 25 - Segment Information	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
NOTE
25
. SEGMENT INFORMATION

The Company’s operating segments include banking, mortgage banking and small business specialty lending division. The reportable segments are determined by the products and services offered, and internal reporting. The Bank segment derives its revenues from the delivery of full-service financial services, including retail and commercial banking services and deposit accounts. The Mortgage Banking segment derives its revenues from the origination and sales of residential mortgage loans held for sale. The Small Business Specialty Lending Division segment derives its revenue from the origination, sales and servicing of Small Business Administration loans and other government guaranteed loans. Segment performance is evaluated using net interest income and noninterest income. Income taxes are allocated based on income before income taxes, and indirect expenses (includes management fees) are allocated based on various internal factors for each segment. Transactions among segments are made at fair value. The following tables present information reported internally for performance assessment as of
December 31, 2019
and
2018:

	December 31, 2019
(dollars in thousands)	Bank	Mortgage	Small Business Specialty Lending Division	Holding Company	Totals

Net Interest Income	$49,162	$164	$-	$(1,481)	$47,845
Provision for Loan Losses	1,104	-	-	-	1,104
Noninterest Income	11,224	3,139	-	399	14,762
Noninterest Expenses	42,786	3,257	1,213	1,638	48,894
Income Taxes	3,279	10	(254)	(637)	2,398
Net income/(loss)	$13,217	$36	$(959)	$(2,083)	$10,211

Total assets	$1,499,347	$11,624	$405	$3,937	$1,515,313

	December 31, 2018
(dollars in thousands)	Bank	Mortgage Banking	Small Business Specialty Lending Division	Holding Company	Totals

Net Interest Income	$41,194	$-	$-	$(927)	$40,797
Provision for Loan Losses	165	-	-	-	201
Noninterest Income	9,614	-	-	-	9,621
Noninterest Expenses	33,770	-	-	1,084	35,300
Income Taxes	3,411	-	-	(422)	3,000
Net income/(loss)	$13,462	$-	$-	$(1,589)	$11,917

Total assets	$1,249,173	$-	$-	$2,705	$1,251,878